Note 32 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Operating profit	$ 40,735	$ 60,889		$ 21,421
Impairment of property, plant and equipment		144		208
Impairment of exploration and evaluation assets	2,930
Profit on sale of subsidiary		(5,409)
Unrealised foreign exchange gains (note 11)	(8,367)	(31,307)		(243)
Cash-settled share-based expense (note 30.1)	1,413	689		228
Cash-settled share-based expense included in production costs (note 9)	634	107		43
Settlement of cash-settled share-based expense	(1)	(1,384)
Equity-settled share-based expense				14
Site restoration				30
Depreciation	4,628	4,434		4,071
Allowance for obsolete inventory				15
Fair value loss/ (gain) on derivative assets (note 23)	266	(102)
Disposal of property, plant and equipment		63
Derecognition of property, plant and equipment	182
Net cash used for assets and liabilities held for sale				(2)
Cash generated by operations before working capital changes	42,420	28,124		25,785
Inventories	(5,707)	(1,655)		(277)
Prepayments	816	(2,099)		(62)
Trade and other receivables	539	393		(1,916)
Trade and other payables	(101)	(878)		(2,411)
Cash generated by operations	$ 37,967	$ 23,885	[1]	$ 21,119	[1]

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Acquisition of exploration and evaluation assets rather than as part of Acquisition of property, plant and equipment (refer to note 4(b)(i)). The new disclosure policy was adopted from December 10, 2020 and has been applied retrospectively.